PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2023	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980
Additions (cash and non-cash)	—	381	2,014	567	56	415	3,433
Dispositions	(59)	(402)	(2,231)	(59)	(97)	(741)	(3,589)
Acquisitions through business combinations	—	6	203	—		27	236
Foreign currency translation and other	(24)	(24)	271	—	62	47	332
Balance at December 31, 2023	$283	$4,233	$9,159	$4,643	$2,020	$2,054	$22,392
Additions (cash and non-cash)	2	358	1,317	1,302	30	271	3,280
Dispositions	(37)	(67)	(1,280)	(337)	(69)	(819)	(2,609)
Acquisitions through business combinations	—	3	2	—	—	5	10
Transfers and assets reclassified as held for sale (1)	—	—	(3)	(2,678)	—	—	(2,681)
Foreign currency translation and other	(11)	(245)	(786)	—	(142)	(90)	(1,274)
Balances at December 31, 2024	$237	$4,282	$8,409	$2,930	$1,839	$1,421	$19,118

Accumulated depreciation and impairment
Balance at January 1, 2023	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Depreciation/depletion/impairment expense	—	(141)	(1,137)	(205)	(236)	(330)	(2,049)
Dispositions	—	83	993	55	33	404	1,568
Foreign currency translation and other	—	12	(228)	—	132	(16)	(100)
Balances at December 31, 2023	$—	$(589)	$(2,767)	$(1,650)	$(904)	$(758)	$(6,668)
Depreciation/depletion/impairment expense	—	(141)	(889)	(236)	(284)	(259)	(1,809)
Dispositions	—	14	505	173	22	438	1,152
Transfers and assets reclassified as held for sale (1)	—	—	1	1,155	—	—	1,156
Foreign currency translation and other	—	36	137	—	78	32	283
Balance at December 31, 2024	$—	$(680)	$(3,013)	$(558)	$(1,088)	$(547)	$(5,886)
Net book value
December 31, 2023	$283	$3,644	$6,392	$2,993	$1,116	$1,296	$15,724
December 31, 2024	$237	$3,602	$5,396	$2,372	$751	$874	$13,232
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(1)See Note 8 for additional information.
During the year ended December 31, 2024, the partnership’s natural gas production included in the industrials segment recorded impairment on oil and gas related equipment and mining property of $168 million as a result of a change in the estimate of forecast future natural gas prices (2023: impairment expense of $97 million).
The recoverable amounts calculated to assess impairment was determined using value-in-use based on discounted cash flow models incorporating significant unobservable inputs. The estimates regarding expected future cash flows and discount rates are level 3 fair value inputs based on various assumptions including reserve quantities, discount rates and long-term commodity prices.
The carrying value and depreciation/impairment expense of right-of-use assets along with the carrying value of assets subject to operating leases in which the partnership is a lessor as at December 31, 2024 and 2023 are outlined below, by class of underlying asset:

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$51	$623	$174	$—	$26	$874
Depreciation/impairment expense	(6)	(137)	(107)	—	(9)	(259)
Lessor
Assets subject to operating leases	—	15	2,587	2,374	—	4,976

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$71	$685	$503	$—	$37	$1,296
Depreciation/impairment expense	(7)	(170)	(138)	—	(15)	(330)
Lessor
Assets subject to operating leases	—	21	2,839	2,981	—	5,841